Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 282,150	Fees	UNITED STATES	Bureau of Land Management [Member]	Bentonite Mining [Member]	Mineral (Barite, Bentonite) [Member]	Drilling and Evaluation [Member]	Open Pit
#: 2
	$ 40,894	Taxes	UNITED STATES	Internal Revenue Service [Member]	Bentonite Mining [Member]	Mineral (Barite, Bentonite) [Member]	Drilling and Evaluation [Member]	Open Pit